Dividends	12 Months Ended
Dec. 31, 2020
Dividends [Abstract]
Dividends	DIVIDENDS
Following is a summary of our common and preferred share dividends that were declared and/or paid in the last three years:

(millions, except per share amounts)		Amount
Declared	Payable	Per Share	Accrued[1]
Common - Annual Variable Dividends:
December 2020	January 2021	$4.50	$2,635.9
December 2019	January 2020	2.25	1,316.9
December 2018	February 2019	2.5140	1,467.9
December 2017	February 2018	1.1247	655.1

Common - Quarterly Dividends:
December 2020	January 2021	0.10	58.6
August 2020	October 2020	0.10	58.6
May 2020	July 2020	0.10	58.5
February 2020	April 2020	0.10	58.5
December 2019	January 2020	0.10	58.5
August 2019	October 2019	0.10	58.5
May 2019	July 2019	0.10	58.4
February 2019	April 2019	0.10	58.4

Preferred Dividends:
December 2020	March 2021	26.875	13.4
August 2020	September 2020	26.875	13.4
February 2020	March 2020	26.875	13.4
August 2019	September 2019	26.875	13.4
February 2019	March 2019	26.875	13.4
August 2018	September 2018	27.024	13.5
[1] The accrual is based on an estimate of shares outstanding as of the record date and the common share accrual is recorded as “dividends payable on common shares” on the Consolidated Balance Sheets; the prior year common share amount was reclassified into this line item from “accounts payable, accrued expenses, and other liabilities” to conform to the current year presentation.
Common Share Dividends
The Board of Directors adopted a policy of declaring regular quarterly common share dividends, and on at least an annual basis, to consider declaring an additional common share dividend, which was effective beginning in 2019.
Prior to 2019, we maintained a policy of paying an annual variable dividend. Under the policy, the dividend was based on a target percentage of 33-1/3%, as determined by the Board, of after-tax underwriting income multiplied by a performance factor (Gainshare factor). The Gainshare factor was 1.91 and 1.79 for the dividends declared in 2018 and 2017, respectively.
Preferred Share Dividends
In March 2018, we issued 500,000 Series B Fixed-to-Floating Rate Cumulative Perpetual Serial Preferred Shares, without par value (the “Series B Preferred Shares”), with a liquidation preference of $1,000 per share
(the “stated amount”). Holders of the Series B Preferred Shares are entitled to receive cumulative cash dividends semi-annually in March and September, if and when declared by the Board of Directors. Until March 15, 2023 (the “fixed-rate period”), the annual dividend rate is fixed at 5.375% of the stated amount per share. Beginning March 15, 2023, the annual dividend rate switches to a floating rate equal to the three-month London Interbank Offered Rate (LIBOR) (or comparable successor base rate) plus a spread of 2.539% applied to the stated amount per share. After the fixed-rate period and up until redemption of the Series B Preferred Shares, the dividends would be payable quarterly, if and when declared by the Board of Directors. The Series B Preferred Shares are perpetual and have no stated maturity date. After the fixed-rate period, we may redeem the Series B Preferred Shares at the stated amount plus all accrued and unpaid dividends.